Average Annual Total Returns - Short Term Municipal Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y Since Inception	Class R6 Inception Date		Class R6 1 Year		Class R6 5 Years		Class R6 Since Inception		Bloomberg Barclays Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	U.S. Consumer Price Index (reflects no deduction for fees,expenses or taxes) 1 Year	U.S. Consumer Price Index (reflects no deduction for fees,expenses or taxes) 5 Years	U.S. Consumer Price Index (reflects no deduction for fees,expenses or taxes) Since Inception
Total	Dec. 06, 2010	2.69%	1.75%	2.21%	2.69%	1.75%	2.20%	2.36%	1.76%	2.13%	Dec. 06, 2010	0.92%	0.99%	1.52%	Dec. 06, 2010	2.95%	2.00%	2.45%	May 24, 2019	[1]	3.13%	[1]	1.84%	[1]	2.25%	[1]	2.46%	1.20%	1.08%	2.29%	1.82%	1.79%

[1]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursements.